Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies
Schedule of future minimum payments for obligations under non-cancellable operating leases

          At December 31, 2013, future minimum payments for obligations under non-cancellable operating leases are as follows (in thousands):

Years ended December 31,
2014	2,435
2015	2,395
2016	2,504
2017	2,000
2018	2,002
Thereafter	3,120

Total minimum lease payments	$14,456

                    At June 30, 2014 and including the new facility lease executed in July 2014, future minimum payments for obligations under non-cancellable operating leases are as follows (in thousands)(unaudited):

Six months ending December 31, 2014	$1,337
2015	5,149
2016	5,922
2017	5,201
2018	5,530
Thereafter	37,008

Total minimum lease payments	$60,147